Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
2.
Basis of presentation and consolidation

The accompanying consolidated financial statements and notes thereto, including all prior periods presented, have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding financial reporting. The consolidated financial statements are presented in thousands of United States dollars (“USD”), except as otherwise indicated.

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries, including, but not limited to, VTEX ("VTEX"), incorporated in the Cayman Islands; VTEX Argentina S.A. ("VTEX ARG"), incorporated in Argentina; VTEX Brasil Tecnologia para E-commerce LTDA. ("VTEX Brazil"), incorporated in Brazil; VTEX Ecommerce Platform Limited ("VTEX UK"), incorporated in the United Kingdom; VTEX Commerce Cloud Solutions LLC ("VTEX USA"), incorporated in the United States; and other entities in Europe and Latin America. All intercompany accounts and transactions have been eliminated in consolidation. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

The Company’s fiscal year ends on December 31, and references to fiscal year 2025 refer to the year ended December 31, 2025.